Pension obligations (Schedule of net defined benefit liability (asset)) - (Details) - Pension obligations [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pension Obligations [Line Items]
Present value of funded defined benefit obligation	$ 100,024	$ 131,503
Fair value of plan assets	(106,039)	(137,721)	$ (199,645)
Present value of unfunded defined benefit obligation	15,309	13,626
Net liability arising from defined benefit obligation	$ 9,294	$ 7,408